Average Annual Total Returns - First Trust Nasdaq Semiconductor ETF	First Trust Nasdaq Semiconductor ETF 1 Year	First Trust Nasdaq Semiconductor ETF Since Inception	First Trust Nasdaq Semiconductor ETF Inception Date	First Trust Nasdaq Semiconductor ETF After tax on distributions 1 Year	First Trust Nasdaq Semiconductor ETF After tax on distributions Since Inception	First Trust Nasdaq Semiconductor ETF After tax on distributions and sale of fund shares 1 Year	First Trust Nasdaq Semiconductor ETF After tax on distributions and sale of fund shares Since Inception	Nasdaq US Smart Semiconductor Index (reflects no deduction for fees, expenses or taxes) 1 Year	Nasdaq US Smart Semiconductor Index (reflects no deduction for fees, expenses or taxes) Since Inception	NASDAQ US Benchmark Semiconductors Index (reflects no deduction for fees, expenses or taxes) 1 Year	NASDAQ US Benchmark Semiconductors Index (reflects no deduction for fees, expenses or taxes) Since Inception	NASDAQ US Benchmark Index (reflects no deduction for fees, expenses or taxes) 1 Year	NASDAQ US Benchmark Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	46.25%	30.28%	Sep. 20, 2016	45.87%	29.91%	27.32%	24.79%	47.18%	31.13%	42.39%	28.92%	21.27%	16.63%